UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands		Total	Accumulated Other Comprehensive Loss	Total Before Non-Controlling Interest	Non-Controlling Interest	General Partner	Common Units Limited Partner	Subordinated Units Limited Partner
Beginning Balance at Dec. 31, 2015		$ 596,515	$ (9,725)	$ 529,750	$ 66,765	$ 40,293	$ 486,533	$ 12,649	[1]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		110,614		100,728	9,886	12,719	78,921	9,088	[1]
Other comprehensive income		3,156	3,156	3,156
Cash distributions	[2]	(114,594)		(114,594)		(8,776)	(87,396)	(18,422)	[1]
Non-controlling interest dividend		(9,161)			(9,161)
Common units acquired and cancelled		(495)		(495)			(495)
Conversion of subordinated units to common units	[1]						3,315	(3,315)
Ending Balance at Sep. 30, 2016		586,035	(6,569)	518,545	67,490	44,236	480,878	0	[1]
Beginning Balance at Dec. 31, 2016		604,429	(5,053)	536,453	67,976	50,942	490,564	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		115,113		103,925	11,188	2,078	101,847
Other comprehensive income		5,087	5,087	5,087
Cash distributions	[2]	(119,372)		(119,372)		(2,387)	(116,985)
Non-controlling interest dividend		(7,000)			(7,000)
Net proceeds from equity issuances		118,774		118,774		2,147	116,627
Unit options expense		180		180			180
Ending Balance at Sep. 30, 2017		$ 717,211	$ 34	$ 645,047	$ 72,164	$ 52,780	$ 592,233	$ 0

[1]	In June 2016, our board of directors determined that the conditions precedent for the expiration of the subordination period set forth in the definition of "Subordination Period" contained in the Partnership Agreement were satisfied, and on June 30, 2016, all 15,949,831 subordinated units (all of which were held by Golar) converted into common units on a one-for-one basis. As of September 30, 2017, there are no subordinated units.As of September 30, 2017, the carrying value of the equity attributable to the IDR holders was $32.5 million (December 31, 2016: $32.5 million)
[2]	This includes cash distributions to Incentive Distribution Rights (“IDRs”) holders for the nine months ended September 30, 2017 and 2016 of $nil and $6.5 million, respectively.